Summary of Significant Accounting Policies (Details 5)	Jun. 30, 2015	Dec. 31, 2014	Jun. 30, 2014
Period Ended [Member]
Financial Statement Line Items with Differences in Reported Amount and Reporting Currency Denominated Amounts [Line Items]
Foreign Currency Exchange Rate, Translation	7.75	7.75	7.75
Average Three Months [Member]
Financial Statement Line Items with Differences in Reported Amount and Reporting Currency Denominated Amounts [Line Items]
Foreign Currency Exchange Rate, Translation	7.75	0	7.75
Average Six Months [Member]
Financial Statement Line Items with Differences in Reported Amount and Reporting Currency Denominated Amounts [Line Items]
Foreign Currency Exchange Rate, Translation	7.75	0	7.76
Average Annual [Member]
Financial Statement Line Items with Differences in Reported Amount and Reporting Currency Denominated Amounts [Line Items]
Foreign Currency Exchange Rate, Translation	0	7.75	0